OTHER INTANGIBLE ASSETS (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 2,382,427	$ 2,040,158	$ 1,886,042
Capitalizations / Acquisitions / Purchases	654,850	682,696	599,678
Amortization	(289,291)	(277,022)	(257,917)
Withdrawals	(9,772)	(13,206)	(5,000)
Arrangement of entities		(14,792)
Discontinued operations			(23,239)
Reclassification BAC			(190,970)
Effect of movements in exchange rates	20,104	(35,407)	31,564
Ending Balance	2,758,318	2,382,427	2,040,158
Internally Generated - Developing
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,201,443	789,686	563,261
Capitalizations / Acquisitions / Purchases	609,682	629,807	494,055
Transfers	(665,019)	(191,381)	(252,193)
Withdrawals	(1,494)	(11,244)	(3,619)
Arrangement of entities		(14,333)
Reclassification BAC			(13,538)
Effect of movements in exchange rates	1,002	(1,092)	1,720
Ending Balance	1,145,614	1,201,443	789,686
Internally Generated - In Use
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	485,376	463,960	378,956
Amortization	(112,936)	(89,949)	(70,538)
Transfers	431,499	111,365	155,588
Withdrawals	(3,232)		(46)
Ending Balance	800,707	485,376	463,960
Separate acquisition
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	695,608	786,512	943,825
Capitalizations / Acquisitions / Purchases	45,168	52,889	105,623
Amortization	(176,355)	(187,073)	(187,379)
Transfers	233,520	80,016	96,605
Withdrawals	(5,046)	(1,962)	(1,335)
Arrangement of entities		(459)
Discontinued operations			(23,239)
Reclassification BAC			(177,432)
Effect of movements in exchange rates	19,102	(34,315)	29,844
Ending Balance	$ 811,997	$ 695,608	$ 786,512